Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized holding (losses) gains on available-for-sale securities during the period, net of taxes	$ (75)	$ 332
Reclassification adjustment for realized gains on available-for-sale securities included in income, net of tax		123
Change in unfunded status of defined benefit plan liability, net of taxes	(68)	(346)
Amortization of prior service included in net periodic pension expense, net of tax	5	5
Amortization of net loss included in net periodic pension cost, net of tax	$ 52	$ 22